Derivatives - Notional contract amounts and fair values of derivatives by product type (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 79,943	$ 88,316
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	124,786	113,741
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	5,000	5,000
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	24,746	22,741
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	15	1,027
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	55,197	65,575
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 124,771	$ 112,714